Expense Example - NAA Allocation ETF - NAA Allocation ETF	Nov. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	$ 347